Real Estate and Lending Activities - Summary of Status Update on Current Development Projects (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013
Business Acquisition [Line Items]
Original Commitment	$ 175,092
Costs Incurred as of March 31, 2013	13,719
Property Victoria | Location Victoria, TX | Property Type Long-term Acute Care Hospital | Operator Post Acute Medical
Business Acquisition [Line Items]
Original Commitment	9,400
Costs Incurred as of March 31, 2013	4,353
Estimated Completion Date	2nd Qtr 2013
Property Spartanburg | Location Spartanburg, SC | Property Type Rehabilitation Hospital | Operator Ernest Health, Inc.
Business Acquisition [Line Items]
Original Commitment	17,805
Costs Incurred as of March 31, 2013	7,309
Estimated Completion Date	4th Qtr 2013
Property Post Falls | Location Post Falls, ID | Property Type Rehabilitation Hospital | Operator Ernest Health, Inc.
Business Acquisition [Line Items]
Original Commitment	14,387
Costs Incurred as of March 31, 2013	1,357
Estimated Completion Date	4th Qtr 2013
Property Oakleaf | Location Altoona, WI | Property Type General Acute Care Hospital | Operator National Surgical Hospitals
Business Acquisition [Line Items]
Original Commitment	33,500
Costs Incurred as of March 31, 2013	700
Estimated Completion Date	1st Qtr 2014
Property First Choice Emergency Rooms | Location Various | Property Type General Acute Care Hospital | Operator First Choice
Business Acquisition [Line Items]
Original Commitment	$ 100,000	[1]
Estimated Completion Date	Various	[1]

[1]	Subject to completion of definitive agreements, there is no assurance that this development project will be completed.